Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions
Related Party Balances and Transactions
14.	Related Party Balances and Transactions

The table below sets major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Tencent Holdings Limited and its subsidiaries (“Tencent Group”)	Shareholder of the Group

Detail of related party balances and transactions as of and for the years ended December 31, 2023, 2024 and 2025 are as follows:

(1)	Service provided by related parties:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Marketing services from Tencent Group(1)	79,469	5,282	2
Payment processing services from Tencent Group(2)	23,759	21,954	22,092
Cloud technology services from Tencent Group(3)	31,357	30,748	31,460
Others	891	2,228	4,321
Total	135,476	60,212	57,875
(1)	The Group entered into a series of cooperation agreements with Tencent Group since 2020. The Group uses Tencent Group as its platform to provide marketing service.
(2)

The Group entered into a series of agreements with Tencent Group in 2016. The Group uses Weixin pay (from Tencent Group) as one of its payment processing platforms to collect cash from insurance policy holders, participants of its mutual aid plan, and users on its medical crowdfunding platform. Tencent Group charges service fee for each transaction processed.

(3)	The Group entered into a series of agreements with Tencent Group since 2018. Tencent Group provides cloud technology services to the Group.

14.	Related Party Balances and Transactions (continued)
(2)	Service provided to related parties:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Advertising services to Tencent Group	560	1,121	313
Total	560	1,121	313

(3)	Amount due from related parties:

	As of December 31,
	2024	2025
	RMB	RMB
Tencent Group(1)	257	209
Total	257	209
(1)

In addition, prepayments of RMB4,781 and RMB1,578 were recorded separately as of December 31, 2024 and 2025 under “Prepaid expense and other assets” in relation to the traffic channel service fee and others paid to Tencent Group, and the balance is amortized based on traffic volume consumed.

(4)	Amount due to related parties:

	As of December 31,
	2024	2025
	RMB	RMB
Cloud technology services from Tencent Group	10,363	9,324
Others	253	—
Total	10,616	9,324